Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Provision raised for future rehabilitation	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
South African operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.50%	6.50%	6.75%
South African operations | - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	6.70%	7.50%	8.00%
South African operations | - one to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	7.00%	7.60%	8.40%
South African operations | - six to nine years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.20%	8.40%	9.00%
South African operations | - ten years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.60%	9.10%	9.20%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	6.00%	6.60%	5.00%
Discount rates	6.25%	6.25%	6.25%